Condensed Financial Information of the Parent Company - Basis of Presentation - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
Parent Company
Condensed Financial Statements Captions [Line Items]
Dividend paid	¥ 0